Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Net Proved Developed and Undeveloped Reserves (Detail)	Mar. 31, 2022 MMBbls Bcf	Mar. 31, 2021 Bcf MMBbls	Mar. 31, 2020 Bcf MMBbls
Oil [Member]
Reserve Quantities [Line Items]
Total net proved developed reserves | MMBbls	64.91	98.96	91.49
Total net proved undeveloped reserves | MMBbls	10.17	5.34	12.55
Natural Gas [Member]
Reserve Quantities [Line Items]
Total net proved developed reserves | Bcf	67.77	98.75	100.45
Total net proved undeveloped reserves | Bcf	7.75	11.02	18.57
India [member] | Oil [Member]
Reserve Quantities [Line Items]
Total net proved developed reserves | MMBbls	64.91	98.96	91.49
Total net proved undeveloped reserves | MMBbls	10.17	5.34	12.55
India [member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Total net proved developed reserves | Bcf	67.77	98.75	100.45
Total net proved undeveloped reserves | Bcf	7.75	11.02	18.57
Sri Lanka [member] | Oil [Member]
Reserve Quantities [Line Items]
Total net proved developed reserves | MMBbls	0	0	0
Total net proved undeveloped reserves | MMBbls	0	0	0
Sri Lanka [member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Total net proved developed reserves | Bcf	0	0	0
Total net proved undeveloped reserves | Bcf	0	0	0
South Africa [member] | Oil [Member]
Reserve Quantities [Line Items]
Total net proved developed reserves | MMBbls	0	0	0
Total net proved undeveloped reserves | MMBbls	0	0	0
South Africa [member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Total net proved developed reserves | Bcf	0	0	0
Total net proved undeveloped reserves | Bcf	0	0	0